Application of New and Revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRS”) - Schedule of New Interpretation that are Mandatorily Effective for the Current Reporting Period (Details) - Amendments to IAS 21, ‘Lack of exchangeability’ [Member]
6 Months Ended
Jun. 30, 2025
Schedule of New Interpretation that are Mandatorily Effective for the Current Reporting Period [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, ‘Lack of exchangeability’
Effective date issued by IASB	Jan. 01, 2025